Parnassus Mid Cap Fund

Portfolio of Investments as of September 30, 2024 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.7%)

Truist Financial Corp.	1,966,004	84,085,991

Capital Markets (6.7%)

Cboe Global Markets Inc.	562,769	115,294,485

The Bank of New York Mellon Corp.	1,364,341	98,041,544

		213,336,029

Chemicals (3.1%)

The Sherwin-Williams Co.	260,291	99,345,266

Commercial Services & Supplies (3.0%)

Republic Services Inc., Class A	467,557	93,904,148

Containers & Packaging (1.9%)

Ball Corp.Ω	890,937	60,503,532

Distributors (1.6%)

Pool Corp.	137,566	51,834,869

Diversified Financial Services (4.0%)

Fidelity National Information Services	1,522,863	127,539,776

Equity Real Estate Investment Trusts (5.4%)

CBRE Group Inc., Class Aq	864,835	107,654,661

Realty Income Corp., Class REIT	995,836	63,155,919

		170,810,580

Health Care Equipment & Supplies (3.0%)

Hologic Inc.[q]	1,168,749	95,206,293

Health Care REITs (1.0%)

Alexandria Real Estate Equities Inc.	264,524	31,412,225

Hotels, Restaurants & Leisure (1.3%)

Hilton Worldwide Holdings Inc.	172,990	39,874,195

Household Durables (3.0%)

D.R. Horton Inc.	502,083	95,782,374

Insurance (4.8%)

The Allstate Corp.	460,205	87,277,878

W R Berkley Corp.	1,134,214	64,343,960

		151,621,838

Life Sciences Tools & Services (5.8%)

Avantor Inc.[q]	2,138,772	55,330,032

IQVIA Holdings Inc.[q]	352,543	83,542,115

Repligen Corp.[q]	312,067	46,441,811

		185,313,958
Machinery (6.8%)

Otis Worldwide Corp.	822,772	85,518,922

Pentair plc	547,711	53,560,659

Xylem Inc.	567,247	76,595,362

		215,674,943

Media (2.7%)

The Trade Desk, Inc., Class Aq	773,985	84,867,455

Professional Services (6.7%)

Broadridge Financial Solutions Inc.	378,631	81,417,024

TransUnion	1,249,071	130,777,734

		212,194,758

Road & Rail (5.4%)

J.B. Hunt Transport Services Inc.	629,740	108,523,094

Old Dominion Freight Line Inc.	319,724	63,509,975

		172,033,069

Semiconductors & Semiconductor Equipment (4.6%)

KLA Corp.	116,590	90,288,462

Lam Research Corp.	66,264	54,076,725

		144,365,187

Software (16.6%)

Atlassian Corp., Class Aq	206,656	32,819,039

Autodesk Inc.[q]	304,991	84,018,921

Fortinet Inc.[q]	1,197,532	92,868,607

Guidewire Software Inc.[q]	796,582	145,726,711

Roper Technologies Inc.	191,188	106,384,651

Workday Inc., Class Aq	276,910	67,679,573

		529,497,502

Specialty Retail (5.2%)

O’Reilly Automotive Inc.[q]	67,909	78,204,004

Ross Stores Inc.	599,773	90,271,834

		168,475,838

Technology Hardware, Storage & Peripherals (1.9%)

Western Digital Corp.[q]	857,102	58,531,496

Trading Companies & Distributors (2.1%)

Ferguson Enterprises Inc.	334,380	66,397,837

Total investment in equities (99.3%)

(cost $2,335,464,455)		3,152,609,159

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%)a

Beneficial State Bank	4.00%	03/27/2025	250,000	245,151

Citizens Trust Bank	1.00%	01/14/2025	250,000	247,131

Self-Help Federal Credit Union	4.60%	02/17/2025	250,000	246,202

				738,484

Time Deposits (0.8%)

Citibank, New York	4.18%	10/01/2024	23,226,926	23,226,926

Total short-term securities (0.8%)

(cost $23,965,410)				23,965,410

Total securities (100.1%)

(cost $2,359,429,865)				3,176,574,569

Other assets and liabilities (-0.1%)				(2,899,201)

Total net assets (100.0%)				3,173,675,368

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc	Public Limited Company